Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	December 31,	December 31,
	2020	2021

	(in thousands)

Finished goods	$23,990	53,884
Work in process	63,025	107,355
Raw materials	21,346	36,963
Supplies	346	398
	$108,707	198,600